Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	At December 31,
	2018	2019	2020
	(in thousands)
Cash at banks	$4,577	$2,591	$7,567
Cash equivalents	7,509	11,507	7
Short-term deposits	—	—	10,900
Cash, cash equivalents and deposits	$12,086	$14,098	$18,474
Cash at banks earns no interest. Cash equivalents in money market funds and term deposits are invested for short-term periods depending on the immediate cash requirements of the Company, and earn interest at market rates for short-term investments. The fair value of cash and cash equivalents is equal to book value. Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31,
	2018	2019	2020
	(in thousands)
U.S. dollar denominated accounts	$4,411	$13,702	$18,135
Euro denominated accounts	7,545	301	154
GBP denominated accounts	30	37	76
SGP denominated accounts	53	12	44
NIS denominated accounts	21	19	14
RMB denominated accounts	7	11	29
Other currencies denominated accounts	19	16	22
Cash, cash equivalents and deposits	$12,086	$14,098	$18,474